Annual Total Returns - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor International Growth Fund - Class A
Bar Chart Table:
Annual Return 2013	21.87%
Annual Return 2014	(3.41%)
Annual Return 2015	3.70%
Annual Return 2016	(3.59%)
Annual Return 2017	29.19%
Annual Return 2018	(11.75%)
Annual Return 2019	33.58%
Annual Return 2020	16.61%
Annual Return 2021	15.14%
Annual Return 2022	(23.45%)